SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of reconciliation of Class A ordinary shares reflected in the condensed balance sheets

Class A ordinary shares subject to possible redemption
Gross proceeds	$243,002,870
Less:
Proceeds allocated to Public Warrants	(299,536)
Class A ordinary shares issuance costs	(13,647,105)
Plus:
Accretion of carrying value to redemption value	12,681,484
Accretion of carrying value to redemption value – Over-Allotment	1,265,157
Class A ordinary shares subject to redemption – December 31, 2021	243,002,870
Remeasurement of Class A ordinary shares subject to redemption:	3,625,617
Class A ordinary shares subject to redemption – December 31, 2022	$246,628,487

Schedule of Reconciliation of net loss per common share

	Year Ended
	December 31, 2022	December 31, 2021
Class A ordinary shares subject to possible redemption
Numerator: Earnings (losses) attributable to Class A ordinary shares subject to possible redemption	$6,108,604	$(4,399,283)
Net earnings (losses) attributable to Class A ordinary shares subject to possible redemption	$6,108,604	$(4,399,283)

Denominator: Weighted average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	24,300,287	19,827,082
Basic and diluted net income (loss) per share, Class A ordinary shares subject to possible redemption	$0.25	$(0.22)

Non-Redeemable Class A and Class B ordinary shares
Numerator: Net income (loss) minus net earnings
Net income (loss)	$2,626,938	$(2,127,892)
Less: Net earnings (losses) attributable to Class A ordinary shares subject to possible redemption	—	—
Non-redeemable net income (loss)	$2,626,938	$(2,127,892)

Denominator: Weighted average Non-Redeemable Class A and Class B ordinary shares
Basic and diluted weighted average shares outstanding, Non-Redeemable Class A and Class B ordinary shares	10,450,072	9,590,182
Basic and diluted net income (loss) per share, Non-Redeemable Class A and Class B ordinary shares	$0.25	$(0.22)